RevenueShares ETF Trust

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

October 15, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	RevenueShares ETF Trust (“Registrant”) File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system, exhibits containing risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary information contained in the Prospectus dated September 24, 2013, as filed pursuant to Rule 497(c ) under the 1933 Act on September 27, 2013.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Cc:	Vincent T. Lowry Michael D. Mabry, Esquire